Fair Value - Hierarchy table (Details) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	$ 10,680,714		$ 12,639,845
Short-term investments, at fair value (amortized cost: 2019, $3,993; 2018, $nil)	1,003,421		493,726	[1]
Equities	1,295,164		694,301
Other invested assets	2,399,885		784,603
Total	15,379,184		14,612,475
Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	4,363		17,820
Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	1,448		1,697
Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	2,728		2,824
Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets			10
Derivative assets | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	266
Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	1,879,105	[2]	401,702
Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	3,085		6,507
Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	533,744		372,710
Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(5,643)		(3,673)
Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(2,962)		(3,232)
Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(3,871)		(2,568)
Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(12,378)		(9,194)
Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	31,443		25,018
Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	20,117		6,435
Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	14,960		2,960
Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	13,126		13,334
Basic Materials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	5,295
Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	4,042		4,797
Technology
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	3,027		17,748
Real Estate Investment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	2,385
Communications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	922		1,451
Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	1,199,847		621,759
Other equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities			799
U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	1,421,716		2,345,008
U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	157,234		134,593
Non US sovereign government supranational and government related
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	3,255,154		2,158,642
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,662,089		5,611,678
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	18,228		58,683
Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	3,166,290		2,331,230
Other mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	3		11
Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0		0
Short-term investments, at fair value (amortized cost: 2019, $3,993; 2018, $nil)	0		0
Equities	83,128		45,386
Other invested assets	0		0
Total	83,128		45,386
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets			0
Quoted prices in active markets for identical assets (Level 1) | Derivative assets | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0
Quoted prices in active markets for identical assets (Level 1) | Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Quoted prices in active markets for identical assets (Level 1) | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	31,315		11,307
Quoted prices in active markets for identical assets (Level 1) | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	20,117		6,435
Quoted prices in active markets for identical assets (Level 1) | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	5,284		1,771
Quoted prices in active markets for identical assets (Level 1) | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	13,126		13,334
Quoted prices in active markets for identical assets (Level 1) | Basic Materials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	5,295
Quoted prices in active markets for identical assets (Level 1) | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	4,042		4,797
Quoted prices in active markets for identical assets (Level 1) | Technology
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	3,027		5,492
Quoted prices in active markets for identical assets (Level 1) | Real Estate Investment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0
Quoted prices in active markets for identical assets (Level 1) | Communications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	922		1,451
Quoted prices in active markets for identical assets (Level 1) | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0		0
Quoted prices in active markets for identical assets (Level 1) | Other equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities			799
Quoted prices in active markets for identical assets (Level 1) | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0		0
Quoted prices in active markets for identical assets (Level 1) | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0		0
Quoted prices in active markets for identical assets (Level 1) | Non US sovereign government supranational and government related
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0		0
Quoted prices in active markets for identical assets (Level 1) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0		0
Quoted prices in active markets for identical assets (Level 1) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0		0
Quoted prices in active markets for identical assets (Level 1) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0		0
Quoted prices in active markets for identical assets (Level 1) | Other mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0		0
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	10,500,372		12,479,881
Short-term investments, at fair value (amortized cost: 2019, $3,993; 2018, $nil)	1,003,421		493,726	[1]
Equities	275		1,190
Other invested assets	(13,392)		4,963
Total	11,490,676		12,979,760
Significant other observable inputs (Level 2) | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	4,363		17,820
Significant other observable inputs (Level 2) | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Significant other observable inputs (Level 2) | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Significant other observable inputs (Level 2) | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets			10
Significant other observable inputs (Level 2) | Derivative assets | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	266
Significant other observable inputs (Level 2) | Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Significant other observable inputs (Level 2) | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Significant other observable inputs (Level 2) | Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Significant other observable inputs (Level 2) | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(5,643)		(3,673)
Significant other observable inputs (Level 2) | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Significant other observable inputs (Level 2) | Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Significant other observable inputs (Level 2) | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(12,378)		(9,194)
Significant other observable inputs (Level 2) | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	2		1
Significant other observable inputs (Level 2) | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0		0
Significant other observable inputs (Level 2) | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	273		1,189
Significant other observable inputs (Level 2) | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0		0
Significant other observable inputs (Level 2) | Basic Materials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0
Significant other observable inputs (Level 2) | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0		0
Significant other observable inputs (Level 2) | Technology
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0		0
Significant other observable inputs (Level 2) | Real Estate Investment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0
Significant other observable inputs (Level 2) | Communications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0		0
Significant other observable inputs (Level 2) | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0		0
Significant other observable inputs (Level 2) | Other equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities			0
Significant other observable inputs (Level 2) | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	1,421,716		2,345,008
Significant other observable inputs (Level 2) | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	13,807		13,695
Significant other observable inputs (Level 2) | Non US sovereign government supranational and government related
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	3,255,154		2,158,642
Significant other observable inputs (Level 2) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,643,402		5,590,208
Significant other observable inputs (Level 2) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0		41,087
Significant other observable inputs (Level 2) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	3,166,290		2,331,230
Significant other observable inputs (Level 2) | Other mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	3		11
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	180,342		159,964
Short-term investments, at fair value (amortized cost: 2019, $3,993; 2018, $nil)	0		0
Equities	1,211,761		647,725
Other invested assets	2,413,277		779,640
Total	3,805,380		1,587,329
Significant unobservable inputs (Level 3) | Derivative assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Significant unobservable inputs (Level 3) | Derivative assets | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	1,448		1,697
Significant unobservable inputs (Level 3) | Derivative assets | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	2,728		2,824
Significant unobservable inputs (Level 3) | Derivative assets | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets			0
Significant unobservable inputs (Level 3) | Derivative assets | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0
Significant unobservable inputs (Level 3) | Corporate loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	1,879,105	[2]	401,702
Significant unobservable inputs (Level 3) | Notes and loan receivables and notes securitization
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	3,085		6,507
Significant unobservable inputs (Level 3) | Private equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	533,744		372,710
Significant unobservable inputs (Level 3) | Derivative liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Significant unobservable inputs (Level 3) | Derivative liabilities | Total return swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(2,962)		(3,232)
Significant unobservable inputs (Level 3) | Derivative liabilities | Insurance-linked securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	(3,871)		(2,568)
Significant unobservable inputs (Level 3) | Derivative liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other invested assets	0		0
Significant unobservable inputs (Level 3) | Finance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	126		13,710
Significant unobservable inputs (Level 3) | Consumer cyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0		0
Significant unobservable inputs (Level 3) | Insurance
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	9,403		0
Significant unobservable inputs (Level 3) | Consumer noncyclical
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0		0
Significant unobservable inputs (Level 3) | Basic Materials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0
Significant unobservable inputs (Level 3) | Industrials
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0		0
Significant unobservable inputs (Level 3) | Technology
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0		12,256
Significant unobservable inputs (Level 3) | Real Estate Investment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	2,385
Significant unobservable inputs (Level 3) | Communications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	0		0
Significant unobservable inputs (Level 3) | Mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities	1,199,847		621,759
Significant unobservable inputs (Level 3) | Other equities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equities			0
Significant unobservable inputs (Level 3) | U.S. government and government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0		0
Significant unobservable inputs (Level 3) | U.S. states, territories and municipalities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	143,427		120,898
Significant unobservable inputs (Level 3) | Non US sovereign government supranational and government related
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0		0
Significant unobservable inputs (Level 3) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	18,687		21,470
Significant unobservable inputs (Level 3) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	18,228		17,596
Significant unobservable inputs (Level 3) | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0		0
Significant unobservable inputs (Level 3) | Other mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	$ 0		$ 0

[1]	Short-term investments includes $229 million of available-for-sale securities with readily determinable fair values. These securities were purchased in 2018 and are recorded at fair value, which approximated amortized cost given the short term to maturity of approximately three to four months
[2]	Corporate loans includes a portfolio of third-party, individually managed privately issued corporate loans that are managed under an externally managed mandate with a fair value of $1.4 billion and $0.4 billion at December 31, 2019 and 2018, respectively. The mandate primarily invests in U.S. floating rate, first lien, senior secured broadly syndicated loans with a focus on facility sizes greater than $300 million. Corporate loans also includes $0.5 billion of other privately issued corporate loans at December 31, 2019.